S000075026 [Member] Expense Example - Smead International Value Fund	Nov. 30, 2025 USD ($)
Class I1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 118
Expense Example, with Redemption, 3 Years	377
Expense Example, with Redemption, 5 Years	656
Expense Example, with Redemption, 10 Years	1,451
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	204
Expense Example, with Redemption, 3 Years	687
Expense Example, with Redemption, 5 Years	1,196
Expense Example, with Redemption, 10 Years	2,595
Class I2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	113
Expense Example, with Redemption, 3 Years	361
Expense Example, with Redemption, 5 Years	629
Expense Example, with Redemption, 10 Years	1,394
Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	128
Expense Example, with Redemption, 3 Years	728
Expense Example, with Redemption, 5 Years	1,355
Expense Example, with Redemption, 10 Years	3,043
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	322
Expense Example, with Redemption, 5 Years	558
Expense Example, with Redemption, 10 Years	1,236
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	712
Expense Example, with Redemption, 3 Years	1,009
Expense Example, with Redemption, 5 Years	1,328
Expense Example, with Redemption, 10 Years	$ 2,228